Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash and cash equivalents	$ 462,578	$ 227,481
Restricted cash, current (Notes 8 and 13)	18,350	32,248
Trade accounts receivable, net	91,331	68,624
Inventories (Note 4)	81,662	62,362
Due from managers	0	23
Due from related parties (Note 3)	$ 38	$ 38
Accounts Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Prepaid expenses and other receivables	$ 18,553	$ 19,296
Derivatives, current asset portion (Note 13)	3,960	6,305
Other current assets	46,309	22,830
Vessel held for sale (Note 5)	0	15,190
Total Current Assets	722,781	454,397
FIXED ASSETS
Advances for vessels under construction (Note 5)	19,216	0
Vessels and other fixed assets, net (Note 5)	3,348,120	2,539,743
Total Fixed Assets	3,367,336	2,539,743
OTHER NON-CURRENT ASSETS
Long term investment (Note 3)	1,747	1,736
Restricted cash, non-current (Notes 8 and 13)	4,606	2,021
Operating leases, right-of-use assets (Note 6)	139,735	27,825
Derivatives, non-current asset portion (Note 13)	1,451	2,533
Other non-current assets	380	0
TOTAL ASSETS	4,238,036	3,028,255
CURRENT LIABILITIES
Current portion of long-term bank loans (Note 8)	227,014	249,125
Convertible notes (Note 8)	69,369	0
Lease financing short term (Note 7)	2,731	2,731
Accounts payable	49,870	39,317
Due to managers	14,274	7,386
Due to related parties (Note 3)	$ 1,599	$ 1,659
Accounts Payable, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accrued liabilities	$ 66,001	$ 31,372
Operating lease liabilities, current (Note 6)	20,760	5,251
Derivatives, current liability portion (Note 13)	1,917	5,784
Deferred revenue	21,672	16,738
Other current liabilities	2,000	0
Total Current Liabilities	477,207	359,363
NON-CURRENT LIABILITIES
Long-term bank loans, net of current portion and unamortized loan issuance costs of $8,508 and $9,458, as of December 31, 2023 and June 30, 2024, respectively (Note 8)	1,169,062	970,039
Lease financing long term, net of unamortized lease issuance costs of $98 and $73, as of December 31, 2023 and June 30, 2024, respectively (Note 7)	13,867	15,208
Operating lease liabilities, non-current (Note 6)	118,975	22,574
Other non-current liabilities	1,022	1,001
TOTAL LIABILITIES	1,780,133	1,368,185
SHAREHOLDERS' EQUITY
Preferred Shares; $0.01 par value, authorized 25,000,000 shares; none issued or outstanding at December 31, 2023 and June 30, 2024, respectively (Note 9)	0	0
Common Shares, $0.01 par value, 300,000,000 shares authorized; 84,016,892 shares issued and outstanding as of December 31, 2023; 112,854,026 shares issued and outstanding as of June 30, 2024 (Note 9)	1,129	840
Additional paid in capital	3,027,249	2,287,055
Accumulated other comprehensive income/(loss)	4,640	5,393
Accumulated deficit	(575,115)	(633,218)
Total Shareholders' Equity	2,457,903	1,660,070
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 4,238,036	$ 3,028,255